Investment Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2012
Amortized Cost and Estimated Fair Values of Securities Available for Sale

The amortized cost and estimated fair values of securities available for sale at December 31, 2012 are as follows (in thousands):

	December 31, 2012
Description of Securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Corporate bonds	$8,275	25	$(67)	$8,233
Government bonds	3,524	76	—	3,600
Other bonds	310	4	—	314

Total available for sale securities	$12,109	$105	$(67)	$12,147

The amortized cost and estimated fair values of securities available for sale at December 31, 2011 are as follows (in thousands):

	December 31, 2011
Description of Securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Corporate bonds	$41,697	32	$(127)	$41,602
Government bonds	14,789	39	(9)	14,819
Other bonds	821	—	—	821

Total available for sale securities	$57,307	$71	$(136)	$57,242

Scheduled Maturities of Securities by Contractual Maturity

The scheduled maturities of securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands).

	December 31, 2012
	Amortized Cost	Estimated Fair Value
Due in one year or less	$6,172	$6,197
Due after one year but less than five years	2,413	2,350
Due after five years but less than ten years	3,524	3,600

Total available for sale securities	$12,109	$12,147

The scheduled maturities of securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands).

	December 31, 2011
	Amortized Cost	Estimated Fair Value
Due in one year or less	$25,904	$25,892
Due after one year but less than five years	20,243	20,160
Due after five years but less than ten years	11,160	11,190

Total available for sale securities	$57,307	$57,242

Securities in Continuous Unrealized Loss Position

Information pertaining to securities with gross unrealized losses at December 31, 2012, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position is as follows (in thousands):

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
Description of Securities	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Corporate bonds	1,932	(67)	—	—	1,932	(67)
Government bonds	—	—	—	—	—	—
Other bonds	—	—	—	—	—	—

Total available for sale securities	$1,932	$(67)	$—	$—	$1,932	$(67)

Information pertaining to securities with gross unrealized losses at December 31, 2011, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position is as follows (in thousands):

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
Description of Securities	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Corporate bonds	26,051	(127)			26,051	(127)
Government bonds	5,927	(9)			5,927	(9)
Other bonds	—	—			—	—

Total available for sale securities	$31,978	$(136)	$—	$—	$31,978	$(136)